Other financial assets and liabilities (Details Narrative) - USD ($) $ in Millions	1 Months Ended			3 Months Ended
	Feb. 28, 2026	Nov. 30, 2025	Apr. 30, 2025	Jun. 30, 2024
Other Financial Assets And Liabilities
Initial interest rate		6.00%
Issuance of subordinated notes	$ 11
Remuneration paid to the participative stockholders debentures			$ 139	$ 132